Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0001902314
Registrant Name	M-tron Industries, Inc.
Registration File Number	333-284635
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES